Inventories and Contracts in Progress (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Inventory [Line Items]
Inventory Costs in Excess of Average Cost Per Unit	$ 233	$ 13
Raw materials	2,040	2,037
Work-in-process	2,787	2,422
Finished goods	3,305	3,183
Contracts in progress	9,395	8,668
Inventories before payments and billings	17,527	16,310
Progress payments, secured by lien, on U.S. Government contracts	130	239
Billings on contracts in progress	8,693	7,936
Inventories and contracts in progress, net	8,704	8,135
Inventory Valuation Reserves	$ 877	$ 760
Percentage Of Inventory For Long Term Contracts Or Programs	68.00%	67.00%
Percentage Of Inventory For Long Term Contracts Scheduled For Delivery Within Succeeding 12 Months	41.00%	41.00%
UTC Aerospace Systems [Member]
Inventory [Line Items]
Capitalized Contract Development Costs	$ 140	$ 152